Acquisitions and License Agreements (Narrative) (Detail) (USD $)	3 Months Ended										6 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended				60 Months Ended		12 Months Ended		60 Months Ended	12 Months Ended		60 Months Ended			0 Months Ended	3 Months Ended	6 Months Ended		6 Months Ended	0 Months Ended		0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended	0 Months Ended
	Mar. 28, 2014	Sep. 27, 2013	Jun. 28, 2013		Mar. 29, 2013	Dec. 28, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 30, 2011	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Sep. 28, 2012 Roxicodone Specialty Pharmaceuticals	Sep. 27, 2013 Roxicodone Specialty Pharmaceuticals	Sep. 27, 2013 Licensing Agreements Exalgo Specialty Pharmaceuticals	Sep. 28, 2012 Licensing Agreements Exalgo Specialty Pharmaceuticals	Sep. 30, 2011 Licensing Agreements Exalgo Specialty Pharmaceuticals	Sep. 27, 2013 Licensing Agreements Exalgo Specialty Pharmaceuticals	Sep. 27, 2013 Licensing Agreements Exalgo Specialty Pharmaceuticals Finite-Lived Intangible Assets	Sep. 27, 2013 Licensing Agreements Depomed Specialty Pharmaceuticals	Sep. 30, 2011 Licensing Agreements Depomed Specialty Pharmaceuticals	Sep. 27, 2013 Licensing Agreements Depomed Specialty Pharmaceuticals	Sep. 27, 2013 Licensing Agreements Pennsaid Specialty Pharmaceuticals	Sep. 28, 2012 Licensing Agreements Pennsaid Specialty Pharmaceuticals	Sep. 27, 2013 Licensing Agreements Pennsaid Specialty Pharmaceuticals	Mar. 28, 2014 Secured Debt Term Loan	Mar. 19, 2014 Secured Debt Term Loan	Mar. 19, 2014 Cadence Pharmaceuticals, Inc. Specialty Pharmaceuticals	Mar. 28, 2014 Cadence Pharmaceuticals, Inc. Specialty Pharmaceuticals	Mar. 28, 2014 Cadence Pharmaceuticals, Inc. Specialty Pharmaceuticals	Mar. 19, 2014 Cadence Pharmaceuticals, Inc. Specialty Pharmaceuticals	Mar. 28, 2014 Cadence Pharmaceuticals, Inc. Licensing Agreements Ofirmev Specialty Pharmaceuticals	Mar. 19, 2014 Cadence Pharmaceuticals, Inc. Completed Technology Ofirmev Specialty Pharmaceuticals	Oct. 01, 2012 CNS Therapeutics, Inc.	Oct. 01, 2012 CNS Therapeutics, Inc. Specialty Pharmaceuticals	Mar. 28, 2014 CNS Therapeutics, Inc. Specialty Pharmaceuticals	Mar. 29, 2013 CNS Therapeutics, Inc. Specialty Pharmaceuticals	Mar. 28, 2014 CNS Therapeutics, Inc. Specialty Pharmaceuticals	Mar. 29, 2013 CNS Therapeutics, Inc. Specialty Pharmaceuticals	Sep. 27, 2013 CNS Therapeutics, Inc. Specialty Pharmaceuticals	Oct. 01, 2012 CNS Therapeutics, Inc. In-process research and development Specialty Pharmaceuticals
Business Acquisition [Line Items]
Total consideration																															$ 1,300,000,000							$ 95,000,000
Cash payment, net of cash acquired											1,293,200,000	88,100,000	88,100,000	0	0																							88,100,000
Plus: cash assumed in acquisition																																		43,200,000				3,600,000
Contingent consideration																																					6,900,000	6,900,000
Contingent consideration, potential maximum																																					9,000,000	9,000,000
Estimated cost to complete in-process research																																												18,000,000
Assumptions used calculating in-process research and development, discount rate																																						35.00%
Net sales	557,800,000	545,200,000	570,000,000	[1]	585,300,000	504,000,000	513,100,000	516,300,000	523,100,000	503,700,000	1,098,000,000	1,089,300,000	2,204,500,000	2,056,200,000	2,021,800,000		8,400,000															5,300,000	5,300,000						7,800,000	6,800,000	15,400,000	13,300,000	29,200,000
Payment to acquire intangible assets													0	13,200,000	0	13,200,000
Contingent payment, maximum additional amount																		73,000,000					64,000,000			120,000,000									25,000,000
Milestone payments																					65,000,000	55,000,000	5,000,000	0	7,000,000			15,000,000
Royalties paid																		24,000,000	16,100,000	5,500,000					0	3,900,000	7,500,000
Cash paid per Cadence share																															14.00
Acquisition funding, term loan, face amount																														1,300,000,000
Discount rate used, completed technology																																				13.00%
Income (loss) from continuing operations before income taxes	(8,600,000)				53,500,000						54,400,000	90,400,000	126,400,000	236,100,000	243,200,000																	(9,000,000)	(9,000,000)
Acquisition costs																																		$ 17,600,000
Interest rate																													3.50%

[1]	Operations in the third quarter of fiscal 2013 were impacted by the Separation.